INSURANCE PREMIUM INCOME (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INSURANCE PREMIUM INCOME (Details) [Line Items]
Increase (decrease) in provision for unearned premium	£ (46)	£ (57)
Third Party Insurer [Member]
INSURANCE PREMIUM INCOME (Details) [Line Items]
Increase (decrease) in provision for unearned premium			£ 1,959